Debt (Details) - Schedule of Long-Term Debt Instruments - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt Instruments [Abstract]
Principal amount of long-term debt	$ 20,000	$ 20,000	$ 108
Less: deferred financing costs	(33)	(39)
Current maturities of long-term debt	(16,099)	(16,098)
Long-term debt, net of current maturities	$ 3,868	$ 3,863